CONSOLIDATED AND COMBINED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 33,390	$ 0
Short-term investments	54,875	0
Accounts receivable, net	30,290	21,136
Prepaid expenses and other current assets	6,395	1,406
Total current assets	124,950	22,542
Intangible assets, net	167,242	176,321
Goodwill	83,979	83,979
Property and equipment, net	19,979	6,795
Operating lease right-of-use assets	21,483	13,332
Other long-term assets	3,579	1,496
Total assets	421,212	304,465
Current liabilities:
Accounts payable	2,971	2,924
Accrued expenses and other current liabilities	5,557	3,747
Income tax payable	3,485	0
Current contingent liabilities	4,022	2,538
Current deferred revenue	8,207	10,790
Current operating lease liabilities	1,780	578
Total current liabilities	26,022	20,577
Long-term contingent liabilities	4,089	4,826
Deferred income taxes, net	21,341	21,962
Long-term operating lease liabilities	24,016	13,272
Long-term deferred revenue	4,325	9,226
Other long-term liabilities	46	295
Total liabilities	79,839	70,158
Stockholders' equity:
Preferred stock, $0.0001 par value; 100,000,000 shares authorized; no shares issued and outstanding at December 31, 2022; no shares authorized, issued and outstanding at December 31, 2021	0	0
Common stock, $0.0001 par value; 1,000,000,000 shares authorized; 115,218,229 shares issued and outstanding at December 31, 2022; no shares authorized, issued and outstanding at December 31, 2021	12	0
Additional paid-in capital	330,100	0
Accumulated other comprehensive income	9	0
Retained earnings	11,252	0
Parent company net investment	0	234,307
Total stockholders' equity	341,373	234,307
Total liabilities and stockholders' equity	$ 421,212	$ 304,465